Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
NOTE 9. INCOME TAXES
Domestic and foreign components of income from continuing operations before income taxes and non-controlling
interests for the years ended on December 31, are shown below:

(In millions)	2023	2022	2021
Domestic	$65.8	$46.6	$40.4
Foreign	87.3	73.4	79.1

Income before income taxes	$153.1	$120.0	$119.5

The provision for income taxes related to income from continuing operations for the years ended on December 31, consisted of:

(In millions)	2023	2022	2021
Current:
Federal	$17.7	$16.1	$1.6
State	5.2	5.0	0.5
Foreign	22.2	14.2	28.1

Total current	$45.1	$35.3	$30.2

Deferred:
Federal	$(18.9)	$(14.0)	$(1.5)
State	(2.9)	(2.9)	1.3
Foreign	0.2	(2.2)	(3.0)

Total deferred	$(21.6)	$(19.1)	$(3.2)

Provision for income taxes	$23.5	$16.2	$27.0

The Company included in the tax provision for the year ended December 31, 2021 an immaterial correction of the rate applied since 2017 to a deferred tax liability associated with an investment in a subsidiary.

Significant components of deferred tax assets and liabilities at December 31, were as follows:

(In millions)	2023	2022	2021
Deferred tax assets attributable to:
Accrued pension and other postretirement benefits	$5.9	$8.8	$14.2
Accrued expenses and accounts receivable allowances	12.4	16.0	18.4
Loss carryforwards	8.7	6.9	7.9
Inventories	8.4	9.9	5.5
Stock-based compensation	5.8	4.2	3.3
Operating lease liabilities	10.2	10.6	8.7
Convertible bond	8.5	11.7	15.2
Research and development costs	42.2	24.7	—
Credit carryforwards	3.2	5.4	5.5
Other	4.7	3.3	—

Total deferred tax assets	$110.0	$101.5	$78.7
Valuation allowance	(6.0)	(2.6)	(4.9)

Deferred tax assets, net of valuation allowance	$104.0	$98.9	$73.8
Deferred tax liabilities attributable to:
Investment in subsidiary	$9.4	$9.3	$8.7
Property, plant and equipment	21.3	26.1	25.1
Goodwill and intangibles	60.1	67.9	70.6
Right to use lease assets	10.1	10.6	8.6
Net investment hedges	3.2	7.7	3.2

Total deferred tax liabilities	$104.1	$121.6	$116.2

Net deferred tax liabilities	$(0.1)	$(22.7)	$(42.4)

Included in deferred tax assets are tax benefits related to net operating loss carryforwards attributable to foreign and domestic operations. The net tax effect of state and foreign loss carryforwards at year-end
2023 totaled $7.6 million. Of this amount, $7.1 million are available to offset future taxable income in several jurisdictions indefinitely, and $0.5 million are available to offset future taxable income through 2042. Of the tax effected losses, approximately $2.0 million in Belgium and the Netherlands are subject to a full valuation allowance, as management has concluded that, based on the available evidence, it is more likely than not that the deferred tax assets will not be fully utilized.
Included in deferred tax assets at December 31, 2023 are $2.9 million of research and development credit carryforwards, of which $2.6 million are U.S. state credits that will expire beginning in 2030, if unused. Of the $2.6 million, approximately $0.6 million are subject to a full valuation allowance, as management has concluded that, based on the available evidence, it is more likely than not that the deferred tax assets will not be fully utilized.

The effective income tax rate was different from the statutory U.S. federal income tax rate due to the following:

	2023	2022	2021
Statutory U.S. federal tax rate	21%	21%	21%
Net difference resulting from:
Research and development tax incentives	(5)	(7)	(4)
Foreign earnings subject to different tax rates	2	3	4
State income taxes	2	2	2
Foreign tax credits	(5)	(6)	(2)
Effect of UK law change	—	—	4
Global intangible low-taxed income (GILTI)	5	6	—
Stock based compensation - excess tax benefit	—	(2)	—
Remeasurement of deferred tax liability	—	—	(4)
Valuation allowance	3	1	—
Disposition of subsidiary	(7)	—	—
Other	(1)	(4)	2

Total difference	(6)%	(7)%	2%

Effective income tax rate	15%	14%	23%

The Company considers the unremitted earnings of certain foreign subsidiaries indefinitely reinvested. With respect to these subsidiaries, the Company has not provided deferred taxes on unremitted earnings of approximately $108 million. The amount of unrecognized deferred tax liabilities associated with these earnings is approximately $3.3 million.
As of December 31, 2023, the Company has recorded estimated deferred taxes of $9.4 million for income and withholding taxes related to the Company’s foreign subsidiaries that are not permanently reinvested.
As of December 31, 2023 the Company had approximately $0.3 million of unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate.
The Organization for Economic
Co-operation
and Development (OECD) has established a framework to implement a global minimum corporate tax of 15% for companies with global revenues and profits above certain thresholds (referred to as Pillar Two), with certain aspects of Pillar Two effective January 1, 2024 and other aspects effective January 1, 2025, depending on the jurisdictions in which the Company operates. While it is uncertain whether the U.S. will enact legislation to adopt Pillar Two, certain countries in which the Company operates have enacted legislation, and other countries are in the process of introducing legislation, to implement Pillar Two. The Company does not expect Pillar Two to have a material impact on the effective tax rate, consolidated results of operation, financial position, or cash flows.
In our major jurisdictions, including the United States, Belgium, Brazil, the Netherlands, Sweden, and the United Kingdom, tax years are typically subject to examination for three to five years.